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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
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Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04712
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein                New York                      11/12/99
-----------------------             ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 20
                                            ---------------------------
Form 13F Information Table Value Total:     $        177,859
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F                          F132G1199


Page 1 of 3        Name of Reporting Manager:  Greenway Partners, L.P.
                                               --------------------------------

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  Item 1:                   Item 2:      Item 3:  CUSIP      Item 4: Fair      Item 5:  Shares
  Name of Issuer            Title of     Number              Market Value      or Principal
                            Class                                              Amount
  ---------------------------------------------------------------------------------------------
  Ascent Group              COM          43628106            1,892,000         137,574
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  Bethlehem Steel           COM          87509105            14,013,000        1,900,000
  ---------------------------------------------------------------------------------------------
  Biotime Inc.              COM          090066L105          822,000           90,750
  ---------------------------------------------------------------------------------------------
  Comsat Corp.              COM SER 1    20564D107           2,742,000         71,513
  ---------------------------------------------------------------------------------------------
  Converse                  COM          212540108           263,000           100,000
  ---------------------------------------------------------------------------------------------
  Dave & Busters            COM          23833N104           141,000           11,820
  Inc.
  ---------------------------------------------------------------------------------------------
  Florsheim Shoe            COM          343302105           107,000           42,683
  ---------------------------------------------------------------------------------------------
  Genesis Worldwide         COM          37184G104           587,000           113,100
  ---------------------------------------------------------------------------------------------
  Great Atlantic & Pac.     COM          390064103           3,031,000         100,000
  Tea Inc.
  ---------------------------------------------------------------------------------------------
  Hancock  Fabrics Inc.     COM          409900107           86,000            20,000
  ---------------------------------------------------------------------------------------------
  Ladd Furniture            COM          505739201           3,599,000         169,867
  ---------------------------------------------------------------------------------------------
  LTX Corp.                 COM          502392103           6,844,000         500,000
  ---------------------------------------------------------------------------------------------
  COLUMN TOTALS (Page)                                       34,127,000
  ---------------------------------------------------------------------------------------------

Table continued...

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                             Item 6: Investment Discretion                                   Item 8: Voting Authority (Shares)
  ----------------------------------------------------------------------------------------------------------------------------------
  Item 1:                                    (b) Shared- As   (c) Shared-    Item 7:
  Name of Issuer                             Defined in       Other          Managers See
                             (a) Sole        Instr. V                        Instr. V        (a) Sole    (b) Shared       (c) None
  ----------------------------------------------------------------------------------------------------------------------------------
  Ascent Group               137,574                                                         137,574
  ----------------------------------------------------------------------------------------------------------------------------------
  Bethlehem Steel            1,900,000                                                       1,900,000
  ----------------------------------------------------------------------------------------------------------------------------------
  Biotime Inc.               90,750                                                          90,750
  ----------------------------------------------------------------------------------------------------------------------------------
  Comsat Corp.               71,513                                                          71,513
  ----------------------------------------------------------------------------------------------------------------------------------
  Converse                   100,000                                                         100,000
  ----------------------------------------------------------------------------------------------------------------------------------
  Dave & Busters             11,820                                                          11,820
  Inc.
  ----------------------------------------------------------------------------------------------------------------------------------
  Florsheim Shoe             42,683                                                          42,683
  ----------------------------------------------------------------------------------------------------------------------------------
  Genesis Worldwide          113,100                                                         113,100
  ----------------------------------------------------------------------------------------------------------------------------------
  Great Atlantic & Pac.      100,000                                                         100,000
  Tea Inc.
  ----------------------------------------------------------------------------------------------------------------------------------
  Hancock  Fabrics Inc.      20,000                                                          20,000
  ----------------------------------------------------------------------------------------------------------------------------------
  Ladd Furniture             169,867                                                         169,867
  ----------------------------------------------------------------------------------------------------------------------------------
  LTX Corp.                  500,000                                                         500,000
  ----------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS (Page)
  ----------------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F                          F132G1199


Page 2 of 3        Name of Reporting Manager:  Greenway Partners, L.P.
                                               --------------------------------

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Item 1:                    Item 2: Title  Item 3:  CUSIP    Item 4: Fair Market  Item 5:  Shares
Name of Issuer             of Class       Number            Value                or Principal
                                                                                 Amount

-------------------------------------------------------------------------------------------------
NCR Corp.                  COM            62886E108         19,838,000           600,000
-------------------------------------------------------------------------------------------------
Ogden Corp.                COM            676346109         6,484,000            625,000
-------------------------------------------------------------------------------------------------
Primesource Corp.          COM            741593107         482,000              83,000
-------------------------------------------------------------------------------------------------
Ryerson Tull               COM            783755101         9,499,000            410,751
-------------------------------------------------------------------------------------------------
Scitex Ltd.                ORD            809090103         2,188,000            200,000
-------------------------------------------------------------------------------------------------
Sunglass Hut               COM            86736F106         13,731,000           1,300,000
-------------------------------------------------------------------------------------------------
Unisys Corp                COM            909214108         71,388,000           1,582,000
-------------------------------------------------------------------------------------------------
Venator Group, Inc.        COM            922944103         20,122,000           2,350,000
-------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                                        143,732,000
-------------------------------------------------------------------------------------------------
AGGREGATE COLUMN TOTALS                                     177,859,000
-------------------------------------------------------------------------------------------------

Table continued...

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                             Item 6: Investment Discretion                             Item 8: Voting Authority (Shares)
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Item 1:                                      (b)           (c) Shared-     Item 7:
Name of Issuer                               Shared- As    Other           Mana-
                             (a) Sole        Defined in                    gers  See   (a) Sole         (b) Shared      (c) None
                                             Instr. V                      Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.                    600,000                                                   600,000
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Ogden Corp.                  625,000                                                   625,000
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Primesource Corp.            83,000                                                    83,000
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Ryerson Tull                 410,751                                                   410,751
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Scitex Ltd.                  200,000                                                   200,000
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Sunglass Hut                 1,300,000                                                 1,300,000
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Unisys Corp                  1,582,000                                                 1,582,000
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Venator Group, Inc.          2,350,000                                                 2,350,000
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COLUMN TOTALS (Page)
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AGGREGATE COLUMN TOTALS
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

                             CONFIDENTIAL TREATMENT

                                    FORM 13F                          F132G1199


Page 3 of 3        Name of Reporting Manager:  Greenway Partners, L.P.
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
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Item 1:                   Item 2: Title  Item 3:  CUSIP    Item 4: Fair
Name of Issuer            of Class       Number            Market Value


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
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CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR THIS PAGE PURSUANT TO RULE 24B-2
UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED. THE CONFIDENTIAL
INFORMATION CONTAINED ON THIS PAGE HAS BEEN OMITTED HERE AND FILED SEPARATELY
WITH THE COMMISSION.
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Table continued...

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                      Item 6: Investment Discretion                                       Item 8: Voting Authority (Shares)
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Item 5:  Shares or                         (b)               (c)           Item 7: Mana-
Principal Amount                           Shared- As        Shared- Other gers  See
                      (a) Sole             Defined in                      Instr. V       (a) Sole          (b) Shared    (c) None
                                           Instr. V
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
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